Note 1 - Nature of Operations	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1.   Nature of Operations

Immune Pharmaceuticals Inc. (formerly EpiCept Corporation) (“Immune” or the “Company”) is a clinical stage biopharmaceutical company specializing in the development and commercialization of targeted therapeutics, including mAbs nanotherapeutics and antibody drug conjugates, for the treatment of inflammatory diseases and cancer. The Company’s goal is to build a leading biopharmaceutical company focused on the discovery, development and, ultimately, commercialization of novel drugs targeting inflammatory diseases and cancer. Immune’s lead product candidate, bertilimumab, is a fully human monoclonal antibody that targets eotaxin-1, a chemokine involved in eosinophilic inflammation, angiogenesis and neurogenesis. Immune is currently initiating a placebo-controlled, double-blind Phase II clinical trial with bertilimumab for the treatment of ulcerative colitis and plans to initiate a Phase II study for the treatment of bullous pemphigoid, a dermatologic auto-immune condition. Immune is also focused on the development of the NanomAbs technology platform for the treatment of cancer. The Company is seeking to partner its pain compound AmiKet™, a topical cream consisting of a patented combination of amitriptyline and ketamine, that is in late stage development for the treatment of peripheral neuropathies.

On August 25, 2013, the Company closed the merger with Immune Pharmaceuticals Ltd. (“Immune Ltd.”). After giving effect to the acquisition and the issuance of Immune Pharmaceuticals Inc. common stock to the former shareholders of Immune Ltd., the Company had 13,276,037 shares of common stock issued and outstanding, with the shareholders of Immune Pharmaceuticals Inc. before August 26, 2013 (“Pre-merged Immune Inc.”) collectively owning approximately 19%, and the former Immune Ltd. stockholders owning approximately 81%, of the outstanding common stock of the Company.

The merger has been accounted for as a reverse acquisition with Immune Ltd. treated for accounting purposes as the acquirer. As such, the financial statements of Immune Ltd. are treated as the historical financial statements of the Company, with the results of Pre-merged Immune Inc. being included from August 25, 2013 and thereafter. For periods prior to the closing of the reverse acquisition, therefore, the discussion below relates to the historical business and operations solely of Immune Ltd. (Note 4).

For the period from commencement of operations to date, the Company has been a development stage enterprise, and accordingly the Company’s operations have been directed primarily toward developing its licensed technologies. The accompanying financial statements have been prepared on a basis which assumes that the Company will continue as a going concern and which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has devoted substantially all of its cash resources to research and development programs and general and administrative expenses, and to date it has not generated any significant revenues from the sale of products. Since inception, the Company has incurred significant net losses each year. As a result, Immune has an accumulated deficit of $22.3 million as of December 31, 2013. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Immune’s losses have resulted principally from costs incurred in connection with the merger with Immune Ltd., development activities and from general and administrative expenses. Even if the Company succeeds in developing and commercializing one or more of its product candidates, it may never become profitable. The Company expects to continue to incur significant expenses over the next several years.

In March 2014, the Company raised gross proceeds of $11.7 million through the sale of our  newly designated Series C 8% Convertible Preferred Stock, or the Preferred Stock, convertible into shares of its common stock, at an initial conversion price per share equal to the lower of $3.40 and 85% of the offering price in a future public equity offering by us of at least $10 million, a five-year warrant to purchase one half of a share of common stock at an exercise price equal to the lower of $4.25 and 125% of the conversion price of the Preferred Stock then in effect, and a five-year warrant to purchase one half of a share of common stock at an exercise price equal to the lower of $5.10 and 150% of the conversion price of the Preferred Stock then in effect. In connection with the offering, the Company has agreed to file a registration statement to register the shares of common stock underlying the preferred stock and warrants. Under the agreement, the registration statement must be filed within 30 days of the closing of the financing and declared effective within the timeline provided in the agreement. If the applicable deadlines are not met, monthly liquidating damages of 1.5% of the subscription amount (with a 12% cap) will be due to the purchaser. The Company received net proceeds of approximately $8.9 million from the sale of the Preferred Stock, after deducting transaction fees and expenses, and expects to receive an additional $1.0 million from one investor which initially paid its subscription with a short-term promissory note. Included in this amount is a deposit for future financing of $0.5 million the Company received in November and December 2013 and an additional $0.6 million received prior to the signing of the transaction during the first quarter of 2014. The Company will require significant further funding to continue its development plans beyond 2014.

The Company’s existing cash at December 31, 2013, the proceeds of its March 2014 financing and the $5 million revolving line of credit the Company obtained from a related party in April 2014 is sufficient to fund its operations, anticipated capital expenditures, working capital and other financing requirements in the next twelve months. The Company's ability to continue as a going concern is predicated upon being able to draw down on their $5 million revolving line of credit. If such line were not available, the Company may not be able to support their current level of operations for the next 12 months. The Company will require additional financing in 2015 in order to continue at its expected level of operations. If the Company fails to obtain needed capital, the Company may be forced to delay, scale back or eliminate some or all of its research and development programs, which could result in an impairment of its intangible assets.